Note 12 - Long-term Debt	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Long-term Debt [Text Block]
12.	Long-term debt

December 31,
2021

Credit Agreement	$520,310
Senior Notes	120,000
Capital leases maturing at various dates through 2026	11,456
Other long-term debt maturing at various dates up to 2023	1,038
652,804
Less: current portion	57,436

Long-term debt - non-current	$595,368

The Company has $120,000 of Senior Notes bearing interest at a rate of 3.84%. The Senior Notes are due on January 16, 2025, with four annual equal repayments, the next payment coming due on January 16, 2022.

The Company has entered into the Credit Agreement with a syndicate of lenders. The Credit Agreement is comprised of a committed multi-currency revolving credit facility of $450,000 (the “Facility”) and a term loan (drawn in a single advance) in the aggregate amount of $440,000 (the “Term Loan”). The Facility portion of the Credit Agreement has a term ending on January 17, 2023 and bears interest at 0.25% to 2.50% over floating preference rates, depending on certain leverage ratios. The Term Loan portion of the Credit Agreement has a term ending on June 21, 2024, with repayments of 5% per annum, paid quarterly, beginning in September 2020, with the balance payable at maturity, and bears interest at 0.25% to 2.50% over floating preference rates, depending on certain leverage ratios. The weighted average interest rate for 2021 was 2.3%. The Facility had $302,389 of available un-drawn credit as at December 31, 2021. As of December 31, 2021, letters of credit in the amount of $17,111 were outstanding ($12,631 as at December 31, 2020). The Credit Agreement requires a commitment fee of 0.25% to 0.50% of the unused portion, depending on certain leverage ratios. The Company may repay amounts owing under the Credit Agreement at any time without penalty. The Facility is available to fund working capital requirements (including acquisitions and any associated contingent purchase consideration) and other general corporate purposes. The Term Loan was implemented in order to substantially finance the purchase price for First Onsite in 2019.

The indebtedness under the Credit Agreement and the Senior Notes rank equally in terms of seniority. The Company has granted the lenders under the Credit Agreement and the holders of the Senior Notes various security, including an interest in all of our assets. The Company is prohibited under the Credit Agreement and the Senior Notes from undertaking certain acquisitions and dispositions, and incurring certain indebtedness and encumbrances, without prior approval of the lenders under the Credit Agreement and the holders of the Senior Notes.

The effective interest rate on the Company’s long-term debt for the year ended December 31, 2021 was 2.8% (2020 – 3.4%). The estimated aggregate amount of principal repayments on long-term debt required in each of the next five years ending December 31 and thereafter to meet the retirement provisions are as follows:

2022	$57,436
2023	171,352
2024	392,932
2025	30,739
2026 and thereafter	345